Trade and other receivables - Schedule of trade and other receivables (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 114,877	$ 0	$ 210,795	$ 1,191
Unbilled revenue	8,881	308,728	0
Sales tax recoverable	48,124	183,761	142,797	55,684
Investment tax credits refundable	0	206,762	127,325	162,928
Total	$ 171,882	$ 699,251	$ 480,917	$ 219,803